MAJOR VENDOR	12 Months Ended
Dec. 29, 2019
MAJOR VENDOR
NOTE 7 - MAJOR VENDOR

Approximately 83% of the Company’s purchases for the year ended December 29, 2019 were from one vendor.  At December 29, 2019, the amount due to the major vendor totaled $222,926.  In fiscal 2018, approximately 83% of the Company’s purchases were from the same vendor.  At December 30, 2018, the amount due to this vendor was $210,642.